Accrued liabilities - Other liabilities, short-term and long-term (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Accrued liabilities
Other liabilities		$ 420,755	$ 159,499		$ 497,446
Short-term maturities		284,200		$ 14,225	280,744
Long-term		136,555		$ 10,980	$ 216,702
Cancellations, or write off related to liabilities	$ 0	$ 0	$ 0